Note 6 - Leases - Schedule of Lease Liability Maturity (Details) $ in Thousands	Jun. 30, 2024 USD ($)
2025	$ 970
2026	399
2027	377
2028	386
2029	359
Thereafter	249
Total lease payments	2,740
Less: imputed interest	(555)
Lease liabilities	$ 2,185